Deferred Charges, Net (Tables)	9 Months Ended
Sep. 30, 2018
Deferred Charges Net
Schedule of Deferred Charges

The movement in Deferred charges, net, in the accompanying consolidated balance sheets are as follows:

Special Survey Costs
Balance, January 1, 2018	$285
Additions	587
Amortization of special survey costs	(88)
Balance, September 30, 2018	$784